DFA Investment Dimensions Group Inc.
VA U.S. Large Value Portfolio
VA U.S. Targeted Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
VA Equity Allocation Portfolio

SUPPLEMENT TO THE
PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
OF EACH OF THE PORTFOLIOS LISTED ABOVE

The purpose of this Supplement to the Prospectuses and Statements of Additional Information (each, an “SAI”) of the portfolios listed above (collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. is to notify shareholders that the name of each Portfolio is being changed.

Effective November 15, 2024, the Portfolios will change their names as indicated below and all references to the prior name of each Portfolio in its Prospectus and SAI will be replaced with the revised name of the Portfolio.

Prior Name	Revised Name
VA U.S. Large Value Portfolio	Dimensional VA U.S. Large Value Portfolio
VA U.S. Targeted Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio
VA International Value Portfolio	Dimensional VA International Value Portfolio
VA International Small Portfolio	Dimensional VA International Small Portfolio
VA Short-Term Fixed Portfolio	Dimensional VA Short-Term Fixed Portfolio
VA Global Bond Portfolio	Dimensional VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio	Dimensional VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio	Dimensional VA Global Moderate Allocation Portfolio
VA Equity Allocation Portfolio	Dimensional VA Equity Allocation Portfolio

The date of this Supplement is November 15, 2024